Significant Accounting Policies - Summary of Potentially Dilutive Common Stock Equivalents (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Potentially dilutive common stock equivalents excluded from diluted net loss per share	8,166,446	5,186,303	7,054,327	6,663,827
Warrants [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share	5,749,239	4,003,679	4,366,960	3,780,571
Stock Option [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share	2,417,207	1,182,624
Options and Restricted Stock Units [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share			2,687,367	2,883,256